Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS
 AND CONTINGENCIES
Risks and Uncertainties
The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine, between the United States, Israel, Iran and others in Middle East, and Southwest Asia or other armed hostilities. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.
Registration Rights Agreement
The holders of the (i) Founder Shares, (ii) Private Placement Warrants and (iii) warrants that may be issued upon conversion of Working Capital Loans (and in each case holders of their underlying securities, as applicable) have registration rights to require the Company to register for resale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement, dated February 27, 2025, which the Company entered into with the Sponsor and the other signatories thereto. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Underwriters had a
45-day
option from the date of the Initial Public Offering to purchase up to an additional 3,000,000 Option Units to cover over-allotments, if any. On March 3, 2025, simultaneously with the closing of the Initial Public Offering, the Underwriters elected to fully exercise the Over-Allotment Option to purchase the additional 3,000,000

Option Units at a price of $10.00 per Option Unit.
The Underwriters were paid a commission of $250,000 upon the closing of the Initial Public Offering.
The Underwriters are also entitled to a deferred underwriting discount of $6,900,000 (3.0% of the gross proceeds of the Initial Public Offering held in the Trust Account) upon the completion of the initial Business Combination subject to the terms of the underwriting agreement, dated February 24, 2025 (the “Deferred Fee”), but such Deferred Fee shall be based partly on amounts remaining in the Trust Account following all properly submitted shareholder redemptions in connection with the consummation of the initial Business Combination. The Company had agreed to reimburse the Underwriters for certain out-of-pocket
costs for the Initial Public Offering up to an aggregate reimbursement allowance of $35,000 for legal fees related to the review by Financial Industry Regulatory Authority.
Advisory Fee
In addition to the Deferred Fee, the Company engaged Santander US Capital Markets LLC, the representative of the Underwriters (the “Representative”), to provide advisory services from time to time. As compensation for the services provided under an engagement letter, the Company shall pay the Representative a fee equal to 3.00% of the gross proceeds raised in the Initial Public Offering, payable upon closing of such initial Business Combination (the “Advisory Fee”). The Company has agreed to indemnify the Representative and its affiliates in connection with its role in providing the advisory services. The termination clause in the engagement letter deems the Advisory Fee earned and recordable as of December 31, 2025, and $6,900,000 has been recorded as deferred advisory fee on the accompanying consolidated balance sheets.
PIPE Subscription Agreements
Contemporaneously with the execution of the Teamshares Merger Agreement, certain investors each entered into the PIPE Subscription Agreements with the Company in connection with the proposed Teamshares Business
Combination. Pursuant to the PIPE Subscription Agreements, such investors committed to purchase shares of the Company’s Class A common stock at
$
9.20
per share, subject to customary closing conditions. The PIPE investment is expected to close concurrently with the consummation of the Teamshares Business
Combination.
The
Company accounts for each PIPE Subscription Agreement as a derivative instrument in accordance with the guidance in ASC
815-40.
The instrument is subject to
re-measurement
at each balance sheet date, with changes in fair value recognized in the accompanying consolidated statements of operations. As of December 31, 2025 and 2024, the fair value of the PIPE Subscription Agreements liability was $
15,274,088
and $
0
,
respectively.

Fee Letter Agreement
In connection with the proposed Business Combination, on December 2
4
, 2025 the Company entered into a fee letter agreement pursuant to which the Company is obligated to pay a closing fee of $1,000,000 to the lenders in connection with a credit agreement entered into by Teamshares, if an FPA is entered into by the termination date. If an FPA is not entered into by the termination date the fee payable to the lenders would increase to $5,000,000. The fee letter agreement was analyzed under ASC 815 and concluded that the Sponsor Compensation obligation must be accounted for as a liability, measured at fair value with changes recognized in earnings, because equity classification under ASC 815-40 is explicitly precluded. The Company assessed the value of the agreement and determined it to be immaterial to the consolidated financial statements, as such no liability or expense has been recorded in connection with the fee letter agreement as of December 31, 2025.